Segment and Geographic Information - Reconciliation to IFRS Earnings Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Segment income	$ 149.3	$ 106.3	$ 143.2
Reconciling items:
Employee SBC expense	34.1	33.4	30.1
Amortization of intangible assets (excluding computer software)	29.6	15.4	8.9
Other Charges (Recoveries) (note 16)	(49.9)	61.0	37.0
Other solar charges (inventory and A/R write-down)	9.8	0.2
Earnings before income taxes	$ 99.8	$ 81.9	$ 133.1
ATS
Disclosure of operating segments [line items]
Segment margin (as a percentage)	2.80%	4.60%	4.90%
CCS
Disclosure of operating segments [line items]
Segment margin (as a percentage)	2.60%	2.50%	2.90%
Operating segments
Disclosure of operating segments [line items]
Segment income	$ 158.1	$ 213.9	$ 217.2
Operating segments | ATS
Disclosure of operating segments [line items]
Segment income	64.2	102.5	96.8
Operating segments | CCS
Disclosure of operating segments [line items]
Segment income	93.9	111.4	120.4
Reconciling items
Reconciling items:
Finance costs	49.5	24.4	10.1
Employee SBC expense	34.1	33.4	30.1
Other Charges (Recoveries) (note 16)	(49.9)	61.0	37.0
Inventory fair value adjustment (note 3)	0.0	1.6	0.0
Reconciling items | Intangible assets, excluding computer software
Reconciling items:
Amortization of intangible assets (excluding computer software)	24.6	11.6	5.5
Reconciling items | Solar charges
Reconciling items:
Other solar charges (inventory and A/R write-down)	$ 0.0	$ 0.0	$ 1.4